INCOME TAXES - Total Unrecognized Losses (Details) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	$ 1,099.1
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	13.5
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	44.3
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	21.7
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	15.5
2028+
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	974.3
No Expiry
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	$ 29.8